Related party transactions - Transactions with key management personnel (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related party transactions
Short-term benefits	¥ 5,861	¥ 5,549	¥ 5,713